UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2015

Date of reporting period:  November 30, 2014

Item 1. Schedule of Investments.

Dearborn Partners Rising Dividend Fund
Schedule of Investments
November 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 85.34%
Air Freight & Logistics - 2.37%
United Parcel Service, Inc.	22,535	$2,477,047
Beverages - 2.32%
Coca-Cola Co.	54,083	2,424,541
Chemicals - 5.52%
Air Products & Chemicals, Inc.	22,068	3,174,040
Valspar Corp.	31,004	2,601,546
		5,775,586
Commercial Services & Supplies - 2.16%
Republic Services, Inc.	57,036	2,259,196
Communications Equipment - 2.32%
QUALCOMM, Inc.	33,336	2,430,194
Diversified Telecommunication Services - 3.93%
AT&T, Inc.	60,766	2,149,901
Verizon Communications, Inc.	38,775	1,961,627
		4,111,528
Electric Utilities - 4.40%
NextEra Energy, Inc.	23,856	2,490,327
Xcel Energy, Inc.	62,320	2,115,141
		4,605,468
Food & Staples Retailing - 2.11%
Sysco Corp.	54,782	2,205,523
Food Products - 1.96%
General Mills, Inc.	38,853	2,049,496
Health Care Equipment & Supplies - 5.34%
Becton Dickinson and Co.	19,737	2,769,693
Halyard Health, Inc. (a)	1	20
STERIS Corp.	44,317	2,825,209
		5,594,922
Hotels, Restaurants & Leisure - 1.73%
McDonald's Corp.	18,727	1,812,961
Household Products - 4.39%
Kimberly-Clark Corp.	20,903	2,437,080
Procter & Gamble Co.	24,011	2,171,315
		4,608,395
Industrial Conglomerates - 2.48%
3M Co.	16,240	2,599,862
Insurance - 4.45%
Chubb Corp.	21,447	2,210,113
Travelers Companies, Inc.	23,467	2,451,129
		4,661,242
IT Services - 4.22%
International Business Machines Corp.	11,345	1,839,819
Jack Henry & Associates, Inc.	41,883	2,574,130
		4,413,949
Leisure Equipment & Products - 2.43%
Polaris Industries, Inc.	16,240	2,544,970
Machinery - 2.75%
Illinois Tool Works, Inc.	30,383	2,884,258
Oil, Gas & Consumable Fuels - 5.69%
Chevron Corp.	15,930	1,734,299
Kinder Morgan, Inc.	60,843	2,515,858
Royal Dutch Shell PLC - ADR	24,555	1,705,099
		5,955,256
Pharmaceuticals - 7.18%
Johnson & Johnson	23,234	2,515,081
Merck & Co, Inc.	40,640	2,454,656
Novartis AG - ADR	26,342	2,545,953
		7,515,690
Road & Rail - 3.00%
Union Pacific Corp.	26,886	3,139,478
Semiconductors & Semiconductor Equipment - 4.39%

	Analog Devices, Inc.	42,194	2,305,481
	Xilinx, Inc.	50,431	2,291,585
			4,597,066
	Technology Hardware, Storage & Peripherals - 5.18%
	Apple, Inc.	33,180	3,946,097
	EMC Corp.	48,721	1,478,682
			5,424,779
	Textiles, Apparel & Luxury Goods - 3.17%
	VF Corp.	44,137	3,317,779
	Water Utilities - 1.85%
	Aqua America, Inc.	72,965	1,939,410
	TOTAL COMMON STOCKS (Cost $78,400,457)		89,348,596

	MASTER LIMITED PARTNERSHIPS - 4.75%
	Enterprise Products Partners, L.P.	62,786	2,344,429
	Magellan Midstream Partners, L.P.	31,782	2,634,410
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $4,015,982)		4,978,839

	REAL ESTATE INVESTMENT TRUSTS 4.98%
	Health Care REIT, Inc.	37,609	2,770,279
	Realty Income Corp.	52,684	2,447,699
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,664,366)		5,217,978

	MONEY MARKET FUNDS - 3.33%
	Fidelity Institutional Money Market Portfolio, 0.47% (b)	3,490,352	3,490,352
	TOTAL MONEY MARKET FUNDS (Cost $3,490,352)		3,490,352

	Total Investments (Cost $90,571,157) - 98.40%		103,035,765
	Other Assets in Excess of Liabilities - 1.60%		1,673,702
	TOTAL NET ASSETS - 100.00%		$104,709,467

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Variable rate. The rate shown represents the rate at November 30, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed
	for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at November 30, 2014 was as follows*:

	Cost of investments	$90,571,157
	Gross unrealized appreciation	13,503,011
	Gross unrealized depreciation	(1,038,403)
	Net unrealized appreciation	$12,464,608

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
	Statements section of the Fund's most recent semi-annual or annual report.

	Significant Accounting Policies
	The following is a summary of significant accounting policies consistently followed by the Fund in the preparation
	of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
	United States of America (“GAAP”).

	Investment Valuation
	Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange
	on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will
	use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.
	Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”),
	which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on
	the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is
	valued at the mean between the bid and asked prices on such day.
	When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined
	under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when
	corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may
	not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures"
Topic 820 (ASC 820"), establishes an authoritative defintion of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions based on the first in, first out method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at November 30, 2014

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2014, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Common Stocks*	$89,348,596	$-	$-	$89,348,596
Master Limited Partnerships	4,978,839	-	-	4,978,839
Real Estate Investment Trusts	5,217,978	-	-	5,217,978
Money Market Funds	3,490,352	-	-	3,490,352
Total Investments in Securities	$103,035,765	$-	$-	$103,035,765

* For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

The Fund reconizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of November 30, 2014. The Fund measures
Level 3 activity as of the beginning and end of the fiscal period. For the period ended November 30, 2014 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title) /s/John Buckel
                                           John Buckel, President

Date  January 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/John Buckel
                                            John Buckel, President

Date January 19, 2015

By (Signature and Title)*/s/Jennifer Lima
                                            Jennifer Lima, Treasurer

Date January 19, 2015

* Print the name and title of each signing officer under his or her signature.